SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Principles of Consolidation (Policies)	Sep. 30, 2025
December 31, 2024
Principles of Consolidation

Principals of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Farmhouse Washington and DTLA (together, the “Company”). All intercompany balances and transactions have been eliminated in consolidation.

September 30, 2025
Principles of Consolidation

Principals of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Farmhouse Washington, Farmhouse DTLA, Inc., and Farmhouse Treasury, LLC. All intercompany balances and transactions have been eliminated in consolidation.